Equipment on Operating Leases - Summary of Equipment on Operating Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Property Subject To Or Available For Operating Lease Net [Abstract]
Equipment on operating leases	$ 2,253	$ 2,127
Accumulated depreciation	(346)	(292)
Net equipment on operating leases	$ 1,907	$ 1,835